DWS Global Income Builder VIP Investment Objectives and Goals - Class A [Member] - DWS Global Income Builder VIP	Apr. 24, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DWS Global Income Builder VIP
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to maximize income while maintaining prospects for capital appreciation.